UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2009

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                5/14/09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          105

Form 13F Information Table Value Total:  $   119,116
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE


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COLUMN 1                        COLUMN 2    COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6      COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                  TITLE       CUSIP         VALUE         QUANTITY          DISCRETION    OTHER      VOTING
                                OF CLASS                                                                MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
AT&T Corp                       COM         00206R102       785,282      31,162  SHRS      SOLE          N/A        SOLE
ABB Ltd                         COM         000375204      -473,960     -34,000  PUT       SOLE          N/A        SOLE
Abbott Labs                     COM         002824100       310,050       6,500  SHRS      SOLE          N/A        SOLE
Aegon NV                        COM         007924103       128,717      33,520  SHRS      SOLE          N/A        SOLE
Aircastle Ltd                   COM         G0129K104       127,875      27,500  SHRS      SOLE          N/A        SOLE
Altria Group Inc                COM         02209S103       280,863      17,532  SHRS      SOLE          N/A        SOLE
Anadarko Petroleum Corp         COM         032511107       340,288       8,750  SHRS      SOLE          N/A        SOLE
Assured Guaranty Ltd            COM         G0585R106       203,100      30,000  SHRS      SOLE          N/A        SOLE
Bank of America Corp            COM         060505104        97,568      14,306  SHRS      SOLE          N/A        SOLE
Belo Corp                       COM         080555105         6,100      10,000  SHRS      SOLE          N/A        SOLE
Berkshire Hathaway Cl A         COM         084670108       260,100           3  SHRS      SOLE          N/A        SOLE
Berkshire Hathaway Cl B         COM         084670207     9,102,960       3,228  SHRS      SOLE          N/A        SOLE
Boardwalk Pipeline Partners LP  COM         096627104       717,942      32,051  SHRS      SOLE          N/A        SOLE
Boeing Co                       COM         097023105     1,955,837      54,970  SHRS      SOLE          N/A        SOLE
Boots & Coots/ Intl Well Ctrl   COM         099469504        62,500      50,000  SHRS      SOLE          N/A        SOLE
Borders Group Inc               COM         099709107       260,707     413,820  SHRS      SOLE          N/A        SOLE
BP PLC                          COM         055622104       230,330       5,744  SHRS      SOLE          N/A        SOLE
Burlington Northern Santa Fe C  COM         12189T104     1,414,818      23,522  SHRS      SOLE          N/A        SOLE
Canadian Superior Energy Inc    COM         136644101        26,400      55,000  SHRS      SOLE          N/A        SOLE
CenterPoint Energy Inc          COM         15189T107       215,856      20,696  SHRS      SOLE          N/A        SOLE
CenturyTel Inc                  COM         156700106     2,778,397      98,805  SHRS      SOLE          N/A        SOLE
ChevronTexaco Corp              COM         166764100       951,138      14,145  SHRS      SOLE          N/A        SOLE
Cintas Corp                     COM         172908105       467,257      18,902  SHRS      SOLE          N/A        SOLE
Cisco Systems                   COM         17275R102     2,907,298     173,363  SHRS      SOLE          N/A        SOLE
Citadel Broadcasting Corp       COM         17285T106         2,392      36,247  SHRS      SOLE          N/A        SOLE
Coca-Cola Co                    COM         191216100     4,846,995     110,284  SHRS      SOLE          N/A        SOLE
Commercial Metals Co            COM         201723103       885,680      76,682  SHRS      SOLE          N/A        SOLE
ConocoPhillips                  COM         20825C104     1,855,028      47,370  SHRS      SOLE          N/A        SOLE
Costco Whsl Corp                COM         22160K105     2,224,147      48,017  SHRS      SOLE          N/A        SOLE
Credit Suisse Asset Mgmt Inc F  COM         224916106        34,050      15,000  SHRS      SOLE          N/A        SOLE
Dell Computer Corp              COM         24702R101       208,892      22,035  SHRS      SOLE          N/A        SOLE
Dow Chem Co                     COM         260543103       836,292      99,204  SHRS      SOLE          N/A        SOLE
DuPont                          COM         263534109       265,608      11,895  SHRS      SOLE          N/A        SOLE
Dynegy Inc                      COM         26817G102        42,300      30,000  SHRS      SOLE          N/A        SOLE
Endeavour Silver Corp           COM         29258Y103        34,100      22,000  SHRS      SOLE          N/A        SOLE
Energy Transfer Partners LP     COM         29273R109     1,206,008      32,692  SHRS      SOLE          N/A        SOLE
Enterprise Products Partners L  COM         293792107       742,527      33,372  SHRS      SOLE          N/A        SOLE
Exxon Mobil Corp                COM         30231G102     5,346,586      78,511  SHRS      SOLE          N/A        SOLE
Ford Motor Company              COM         345370860       287,814     109,435  SHRS      SOLE          N/A        SOLE
Ford Motor Company              COM         345370860       105,200      40,000  CALL      SOLE          N/A        SOLE
Freeport-McMoran Copper & Go    COM         35671D857       351,450       9,222  SHRS      SOLE          N/A        SOLE
Furmanite Corp                  COM         361086101       307,890      99,000  SHRS      SOLE          N/A        SOLE
Gannett Co                      COM         364730101        41,149      18,704  SHRS      SOLE          N/A        SOLE
General Electric Corp           COM         369604103     3,015,607     298,280  SHRS      SOLE          N/A        SOLE
General Growth Properties       COM         370021107         8,094      11,400  SHRS      SOLE          N/A        SOLE
Goldcorp Inc                    COM         380956409       204,218       6,129  SHRS      SOLE          N/A        SOLE
Google Inc Class A              COM         38259P508       236,681         680  SHRS      SOLE          N/A        SOLE
Health Care Sector SPDR         COM         81369Y209     3,510,869     145,017  SHRS      SOLE          N/A        SOLE
IDEARC Inc                      COM         451663108         2,340      65,000  SHRS      SOLE          N/A        SOLE
Intel Corp                      COM         458140100       465,001      30,938  SHRS      SOLE          N/A        SOLE
Intl Bancshares Corp            COM         459044103       635,248      81,442  SHRS      SOLE          N/A        SOLE
Intl Business Machines          COM         459200101       802,854       8,286  SHRS      SOLE          N/A        SOLE
Introgen Therapeutics Inc       COM         46119F107           933      31,089  SHRS      SOLE          N/A        SOLE
iShares Russell 1000 Index      COM         464287622       234,631       5,425  SHRS      SOLE          N/A        SOLE
Ivanhoe Mines Ltd               COM         46579N103       307,500      50,000  SHRS      SOLE          N/A        SOLE
Johnson & Johnson               COM         478160104     5,357,282     101,849  SHRS      SOLE          N/A        SOLE
JP Morgan Chase & Co            COM         46625H100       295,456      11,116  SHRS      SOLE          N/A        SOLE
Knightsbridge Tankers           COM         G5299G106       203,484      13,985  SHRS      SOLE          N/A        SOLE
Kraft Foods Inc                 COM         50075N104     2,149,291      96,424  SHRS      SOLE          N/A        SOLE
Leucadia National Corp          COM         527288104     1,601,196     107,535  SHRS      SOLE          N/A        SOLE
Magellan Midstream Partners     COM         559080106       741,769      25,256  SHRS      SOLE          N/A        SOLE
Markel Corp Hldg Co             COM         570535104     3,173,211      11,178  SHRS      SOLE          N/A        SOLE
Medtronic Inc                   COM         585055106     1,670,360      56,680  SHRS      SOLE          N/A        SOLE
Merck & Co Inc                  COM         589331107       388,734      14,532  SHRS      SOLE          N/A        SOLE
Microsoft Corp                  COM         594918104     4,893,268     266,373  SHRS      SOLE          N/A        SOLE
Motorola Inc                    COM         620076109        72,034      17,029  SHRS      SOLE          N/A        SOLE
NewBridge Bancorp               COM         65080T102        21,100      10,000  SHRS      SOLE          N/A        SOLE
NFJ Divid Int & Prem Strtgy     COM         65337H109       190,000      19,000  SHRS      SOLE          N/A        SOLE
Nuveen Insd Div Adv             COM         67071L106       266,042      21,700  SHRS      SOLE          N/A        SOLE
Online Resources Corp           COM         68273G101        48,415      11,500  SHRS      SOLE          N/A        SOLE
Oracle Corp                     COM         68389X105     3,256,069     180,192  SHRS      SOLE          N/A        SOLE
Orthologic Corp                 COM         68750J107         5,500      10,000  SHRS      SOLE          N/A        SOLE
PACCAR Inc                      COM         693718108     2,262,295      87,822  SHRS      SOLE          N/A        SOLE
Penn National Gaming Inc        COM         707569109     2,491,073     103,150  SHRS      SOLE          N/A        SOLE
Penn West Energy Trust          COM         707885109       129,197      13,614  SHRS      SOLE          N/A        SOLE
Pep Boys - Manny, Moe & Jack    COM         713278109       137,557      31,192  SHRS      SOLE          N/A        SOLE
Pfizer Incorporated             COM         717081103       425,387      31,233  SHRS      SOLE          N/A        SOLE
Phillip Morris Intl             COM         718172109       717,044      20,153  SHRS      SOLE          N/A        SOLE
Pioneer Natural Res Co          COM         723787107     2,705,922     164,294  SHRS      SOLE          N/A        SOLE
Plains All American Pipeline L  COM         726503105       736,082      20,024  SHRS      SOLE          N/A        SOLE
Powershares QQQ Trust           COM         73935A104     2,740,928      90,400  SHRS      SOLE          N/A        SOLE
Powershares QQQ Trust           COM         73935A104       503,312      16,600  CALL      SOLE          N/A        SOLE
PPG Industries Inc              COM         693506107       295,200       8,000  SHRS      SOLE          N/A        SOLE
Provident Energy Trust          COM         74386K104        37,200      10,000  SHRS      SOLE          N/A        SOLE
Questar Corporation             COM         748356102       235,440       8,000  SHRS      SOLE          N/A        SOLE
Quicksilver Resources Inc       COM         74837R104       842,191     152,020  SHRS      SOLE          N/A        SOLE
Regions Financial Corp          COM         7591EP100       160,367      37,645  SHRS      SOLE          N/A        SOLE
Reliant Energy Inc              COM         75952B105        33,422      10,477  SHRS      SOLE          N/A        SOLE
Silver Wheaton Corp             COM         828336107       198,343      24,100  SHRS      SOLE          N/A        SOLE
Sirius Satellite Radio          COM         82966U103       192,525     550,071  SHRS      SOLE          N/A        SOLE
Sprint Nextel Corp              COM         852061100        89,250      25,000  SHRS      SOLE          N/A        SOLE
Tenet Healthcare Corp           COM         88033G100        44,208      38,110  SHRS      SOLE          N/A        SOLE
Teva Pharmaceutical Industries  COM         881624209       367,923       8,167  SHRS      SOLE          N/A        SOLE
Texas Instruments Inc           COM         882508104       714,774      43,293  SHRS      SOLE          N/A        SOLE
Toronto-Dominion Bank           COM         891160509     1,373,725      39,726  SHRS      SOLE          N/A        SOLE
Transocean Inc                  COM         G90073100       353,158       6,002  SHRS      SOLE          N/A        SOLE
Tyco Electronics Ltd            COM         G9144P105       198,024      17,937  SHRS      SOLE          N/A        SOLE
Ultra S&P 500 Proshares         COM         74347R107       986,500      50,000  SHRS      SOLE          N/A        SOLE
US Oil Fund LP                  COM         91232N108     1,811,849      62,370  SHRS      SOLE          N/A        SOLE
Wal-Mart Stores Inc             COM         931142103     5,875,984     112,783  SHRS      SOLE          N/A        SOLE
Washington Post Co              COM         939640108     1,635,161       4,579  SHRS      SOLE          N/A        SOLE
Wells Fargo & Co                COM         949746101     8,564,748     601,457  SHRS      SOLE          N/A        SOLE
Western Union Company           COM         959802109     2,299,619     182,945  SHRS      SOLE          N/A        SOLE
Whirlpool Corp                  COM         963320106     1,334,746      45,108  SHRS      SOLE          N/A        SOLE
XTO Energy Inc                  COM         98385X106     2,083,991      68,060  SHRS      SOLE          N/A        SOLE